UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [_]; Amendment Number: _____

  This Amendment (Check only one.): [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Mason Capital Management LLC
Address:   110 East 59th Street, 30th Floor
           New York, NY 10022

Form 13F File Number: 28-10413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Grizzetti
Title:     Chief Financial Officer
Phone:     (212) 771-1206

Signature, Place, and Date of Signing:

 /s/  John Grizzetti                 New York, New York    November 16, 2009
 ---------------------------------   ------------------    -----------------
/s/ by John Grizzetti with Express     [City, State]            [Date]
Permission

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                            --------------------

Form 13F Information Table Entry Total:              10
                                            --------------------

Form 13F Information Table Value Total:           $858,733
                                            --------------------
                                                 (thousands)

Information for which the Reporting Manager is requesting confidential treatment has been omitted and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

Column 1                      Column 2   Column 3    Column 4           Column 5        Column 6    Column 7          Column 8
------------------------------------------------------------------------------------------------------------------------------------
                              TITLE OF                VALUE        SHRS OR  SH/  PUT/   INVESTMENT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER             CLASS      CUSIP     (X$1000)      PRN AMT  PRN  CALL   DISCRETION  MANAGERS    SOLE    SHARED  NONE
BARRICK GOLD CORP                COM     067901108     5,685       150,000  SH             Sole                  150,000
BOSTON SCIENTIFIC CORP.          COM     101137107    52,052     4,915,166  SH             Sole                4,915,166
CHIMERA INVESTMENT CORP          COM     16934Q109    82,515    21,600,705  SH             Sole               21,600,705
CLEAR CHANNEL OUTDOOR HLDGS     CL A     18451C109    28,346     4,049,446  SH             Sole                4,049,446
GOLDEN ENTERPRISES INC.          COM     381010107     1,675       556,417  SH             Sole                  556,417
HUBBELL INC.                    CL A     443510102    14,477       357,537  SH             Sole                  357,537
INTERNET CAPITAL GROUP INC     COM NEW   46059C205    18,175     2,174,027  SH             Sole                2,174,027
RAMBUS INC                       COM     750917106    50,633     2,909,931  SH             Sole                2,909,931
SCHERING PLOUGH CORP             COM     806605101   229,814     8,135,000  SH             Sole                8,135,000
WYETH                            COM     983024100   375,361     7,726,665  SH             Sole                7,726,665